As filed with the Securities and Exchange Commission on September 22, 2011

1933 Act Registration No. 033-16905

1940 Act Registration No. 811-05309

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☑
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 120	☑

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 120	☑

NUVEEN INVESTMENT FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

800 Nicollet Mall

Minneapolis, Minnesota 55402

(Address of Principal Executive Offices) (Zip Code)

(612) 303-7557

(Registrant’s Telephone Number, including Area Code):

Kevin J. McCarthy Vice President and Secretary 333 West Wacker Drive Chicago, Illinois 60606	Copies to: Eric F. Fess Chapman and Cutler LLP 111 West Monroe Street Chicago, Illinois 60603
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after effectiveness.

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b) of Rule 485.
☐	on (date) pursuant to paragraph (b) of Rule 485.
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
☐	on (date) pursuant to paragraph (a)(1) of Rule 485.
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485.
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the following Fund, a series of the Registrant:

Nuveen Intermediate Tax Free Fund

Nuveen Short Term Municipal Bond Fund

Nuveen Tax Free Fund

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this post-effective amendment to its registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Chicago and State of Illinois, on the 22nd day of September, 2011.

NUVEEN INVESTMENT FUNDS, INC.

By:	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, as amended, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title			Date

/s/ Stephen D. Foy Stephen D. Foy	Vice President and Controller (principal financial and accounting officer)			September 22, 2011

/s/ Gifford R. Zimmerman Gifford R. Zimmerman	Chief Administrative Officer (principal executive officer)			September 22, 2011

Robert P. Bremner*	Chairman of the Board and Director	ü ï ï ï ï ï ï ï ï ï ï ï ï ï ï ï ï ï þ ï ï ï ï ï ï ï ï ï ï ï ï ï ï ï ï ï ï þ	By	/S/ KEVIN J. MCCARTHY KEVIN J. MCCARTHY Attorney-in-Fact September 22, 2011
John P. Amboian*	Director
Jack B. Evans*	Director
William C. Hunter*	Director
David J. Kundert*	Director
William J. Schneider*	Director
Judith M. Stockdale*	Director
Carole E. Stone	Director
Virginia L. Stringer*	Director
Terence J. Toth*	Director

*	An original power of attorney authorizing, among others, Kevin J. McCarthy and Gifford R. Zimmerman to execute this registration statement, and amendments thereto, for each of the directors of the Registrant on whose behalf this registration statement is filed, has been executed and has previously been filed with the Securities and Exchange Commission and is incorporated by reference herein.

Exhibit Index

Exhibit Number	Exhibit
101.INS	XBRL Instance Document

101.SCH	XBRL Taxonomy Extension Schema Document

101.CAL	XBRL Taxonomy Extension Calculation Linkbase

101.DEF	XBRL Taxonomy Extension Definition Linkbase

101.LAB	XBRL Taxonomy Extension Labels Linkbase

101.PRE	XBRL Taxonomy Extension Presentation Linkbase